C3 Leasing	12 Months Ended
Dec. 31, 2018
Text block [abstract]
C3 Leasing

C3 Leasing

Due to replacement of former lease contract with operating lease contract the Company has from 2016 no finance leases.

As of December 31, 2018, future minimum lease payment obligations were distributed as follows:

Future minimum lease payment obligations
Operating leases
2019	3,088
2020	2,603
2021	2,126
2022	1,311
2023	1,033
2024 and later	3,208

Total	13,369

Expenses in 2018 for leasing of assets were SEK 4,100 (4,194) million, of which variable expenses comprised SEK 125 (101) million. The leasing contracts vary in length from 1 to 13 years.

The Company’s lease agreements normally do not include any contingent rents. In the few cases they occur, they relate to charges for heating linked to the oil price index. Most of the leases of real estate contain terms of renewal, giving the Company the right to prolong the agreement in question for a predefined period of time.

Leases with the Company as lessor

Leasing income relates to subleasing of real estate as well as equipment provided to customers under leasing arrangements. These leasing contracts vary in length from 1 to 15 years.

At December 31, 2018, future minimum payment receivables were distributed as follows:

Future minimum payment receivables
Operating leases
2019	105
2020	100
2021	101
2022	98
2023	97
2024 and later	104

Total	605

Leasing income in 2018 was SEK 96 (44) million.